Segment Information - Summary of Operating Segments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Operating revenues	R$ 117,079	R$ 104,200	R$ 111,523
Interest margin	69,350	60,705	71,242
Revenue from banking services	39,032	36,809	34,448
Income related to insurance and private pension operations before claim and selling expenses	4,553	3,961	4,699
Other revenues	4,144	2,725	1,134
Cost of Credit	(17,272)	(8,954)	(19,774)
Claims	(1,295)	(1,228)	(1,192)
Operating margin	98,512	94,018	90,557
Other operating income (expenses)	(67,269)	(63,410)	(59,975)
Non-interest expenses	(61,012)	(57,538)	(53,494)
Tax expenses for ISS, PIS and COFINS and Other	(7,572)	(6,619)	(7,031)
Share of profit or (loss) in associates and joint ventures	1,315	747	550
Net income before income tax and social contribution	31,243	30,608	30,582
Income tax and social contribution	(3,430)	(4,969)	(7,357)
Non-controlling interest in subsidiaries	(700)	(732)	(32)
Net income	27,113	24,907	23,193
Total assets	1,637,481	1,552,797	1,436,239
Total liabilities	1,488,016	1,402,331	1,291,883
Investments in associates and joint ventures	15,097	12,019	5,055
Fixed assets, net	7,166	7,302	7,359
Goodwill and Intangible assets, net	19,719	19,329	19,383
Retail Banking [Member]
Disclosure of operating segments [line items]
Operating revenues	79,227	72,182	69,921
Interest margin	46,764	40,243	38,570
Revenue from banking services	25,411	25,131	24,096
Income related to insurance and private pension operations before claim and selling expenses	7,052	6,808	7,255
Other revenues	0	0
Cost of Credit	(16,072)	(12,526)	(12,166)
Claims	(1,206)	(1,160)	(1,222)
Operating margin	61,949	58,496	56,533
Other operating income (expenses)	(41,430)	(40,002)	(37,601)
Non-interest expenses	(36,346)	(35,296)	(33,186)
Tax expenses for ISS, PIS and COFINS and Other	(5,084)	(4,706)	(4,415)
Share of profit or (loss) in associates and joint ventures	0
Net income before income tax and social contribution	20,519	18,494	18,932
Income tax and social contribution	(7,095)	(6,939)	(7,107)
Non-controlling interest in subsidiaries	(198)	(184)	(166)
Net income	13,226	11,371	11,659
Total assets	1,056,275	1,042,145	970,137
Total liabilities	1,013,186	1,005,194	934,835
Investments in associates and joint ventures	1,911	1,220	1,168
Fixed assets, net	5,252	5,526	5,105
Goodwill and Intangible assets, net	6,681	6,845	8,739
Wholesale Banking [member]
Disclosure of operating segments [line items]
Operating revenues	30,650	29,389	28,748
Interest margin	18,778	18,930	19,426
Revenue from banking services	11,306	9,810	8,876
Income related to insurance and private pension operations before claim and selling expenses	566	649	446
Other revenues	0	0
Cost of Credit	(2,082)	(1,540)	(5,829)
Claims	(59)	(68)	(53)
Operating margin	28,509	27,781	22,866
Other operating income (expenses)	(15,403)	(15,217)	(14,523)
Non-interest expenses	(13,940)	(13,817)	(13,265)
Tax expenses for ISS, PIS and COFINS and Other	(1,463)	(1,400)	(1,258)
Share of profit or (loss) in associates and joint ventures	0
Net income before income tax and social contribution	13,106	12,564	8,343
Income tax and social contribution	(3,856)	(3,829)	(2,412)
Non-controlling interest in subsidiaries	(444)	(550)	117
Net income	8,806	8,185	6,048
Total assets	682,271	655,393	604,384
Total liabilities	625,614	597,528	548,185
Investments in associates and joint ventures	0
Fixed assets, net	1,160	879	1,290
Goodwill and Intangible assets, net	7,645	8,178	7,694
Market And Corporation [Member]
Disclosure of operating segments [line items]
Operating revenues	9,913	10,246	10,623
Interest margin	9,088	9,912	10,515
Revenue from banking services	590	138	42
Income related to insurance and private pension operations before claim and selling expenses	235	196	66
Other revenues	0	0
Cost of Credit	0		(6)
Claims	0
Operating margin	9,913	10,246	10,617
Other operating income (expenses)	(986)	(1,070)	(1,647)
Non-interest expenses	(365)	(331)	(831)
Tax expenses for ISS, PIS and COFINS and Other	(621)	(739)	(816)
Share of profit or (loss) in associates and joint ventures	0
Net income before income tax and social contribution	8,927	9,176	8,970
Income tax and social contribution	(2,545)	(2,964)	(1,775)
Non-controlling interest in subsidiaries	(51)	(35)	(23)
Net income	6,331	6,177	7,172
Total assets	147,901	142,853	119,309
Total liabilities	104,799	93,546	71,873
Investments in associates and joint ventures	13,666	11,438	3,986
Fixed assets, net	0
Goodwill and Intangible assets, net	0
Ita Unibanco SA [Member]
Disclosure of operating segments [line items]
Operating revenues	119,790	111,817	109,292
Interest margin	74,630	69,085	68,511
Revenue from banking services	37,307	35,079	33,014
Income related to insurance and private pension operations before claim and selling expenses	7,853	7,653	7,767
Other revenues	0	0
Cost of Credit	(18,154)	(14,066)	(18,001)
Claims	(1,265)	(1,228)	(1,275)
Operating margin	100,371	96,523	90,016
Other operating income (expenses)	(57,819)	(56,289)	(53,771)
Non-interest expenses	(50,651)	(49,444)	(47,282)
Tax expenses for ISS, PIS and COFINS and Other	(7,168)	(6,845)	(6,489)
Share of profit or (loss) in associates and joint ventures	0
Net income before income tax and social contribution	42,552	40,234	36,245
Income tax and social contribution	(13,496)	(13,732)	(11,294)
Non-controlling interest in subsidiaries	(693)	(769)	(72)
Net income	28,363	25,733	24,879
Total assets	1,738,713	1,649,613	1,503,503
Total liabilities	1,595,865	1,505,490	1,364,566
Investments in associates and joint ventures	15,577	12,658	5,154
Fixed assets, net	6,412	6,405	6,395
Goodwill and Intangible assets, net	14,326	15,023	16,433
Adjustments [Member]
Disclosure of operating segments [line items]
Operating revenues	(2,711)	(7,617)	2,231
Interest margin	(5,280)	(8,380)	2,731
Revenue from banking services	1,725	1,730	1,434
Income related to insurance and private pension operations before claim and selling expenses	(3,300)	(3,692)	(3,068)
Other revenues	4,144	2,725	1,134
Cost of Credit	882	5,112	(1,773)
Claims	(30)		83
Operating margin	(1,859)	(2,505)	541
Other operating income (expenses)	(9,450)	(7,121)	(6,204)
Non-interest expenses	(10,361)	(8,094)	(6,212)
Tax expenses for ISS, PIS and COFINS and Other	(404)	226	(542)
Share of profit or (loss) in associates and joint ventures	1,315	747	550
Net income before income tax and social contribution	(11,309)	(9,626)	(5,663)
Income tax and social contribution	10,066	8,763	3,937
Non-controlling interest in subsidiaries	(7)	37	40
Net income	(1,250)	(826)	(1,686)
Total assets	(101,232)	(96,816)	(67,264)
Total liabilities	(107,849)	(103,159)	(72,683)
Investments in associates and joint ventures	(480)	(639)	(99)
Fixed assets, net	754	897	964
Goodwill and Intangible assets, net	R$ 5,393	R$ 4,306	R$ 2,950